Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Carry-forward losses *	₨ 5,694		₨ 5,513
Accrued expenses and liabilities	3,107		3,151
Allowances for lifetime expected credit loss	4,499		2,955
Minimum alternate tax	74		1,520
Cash flow hedges	29
Deferred tax assets, Gross1, Total	13,403		13,139
Property, plant and equipment	(2,166)		(4,153)
Amortizable goodwill	(1,810)		(4,057)
Intangible assets	(3,190)		(4,511)
Interest on bonds and fair value movement of investments	(1,712)		(2,245)
Cash flow hedges			(1,419)
Deferred revenue	(273)		(183)
Others	(403)		(87)
Deferred tax liability, Gross	(9,554)		(16,655)
Net deferred tax assets / (liabilities)	3,849		(3,516)
Deferred tax assets	6,908	$ 106	3,098
Deferred tax liabilities	₨ (3,059)	$ (47)	₨ (6,614)